Average Annual Total Returns{- Fidelity Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-08 - Fidelity Government Income Fund	Fidelity Government Income Fund Return Before Taxes Past 1 year	Fidelity Government Income Fund Return Before Taxes Past 5 years	Fidelity Government Income Fund Return Before Taxes Past 10 years	Fidelity Government Income Fund After Taxes on Distributions Past 1 year	Fidelity Government Income Fund After Taxes on Distributions Past 5 years	Fidelity Government Income Fund After Taxes on Distributions Past 10 years	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 10 years	LB003 Past 1 year	LB003 Past 5 years	LB003 Past 10 years	F0682 Past 1 year	F0682 Past 5 years	F0682 Past 10 years
Total	(2.10%)	2.73%	2.05%	(2.40%)	1.96%	1.21%	(1.24%)	1.76%	1.23%	(2.28%)	3.07%	2.14%	(1.96%)	2.93%	2.18%